GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
NOTE 8. GOODWILL AND INTANGIBLE ASSETS, NET

Intangibles assets and goodwill are as follows:

	December 31, 2017	December 31, 2016
In millions of COP
Intangible assets	535,465	563,942
Goodwill	6,095,959	6,130,095
Total	6,631,424	6,694,037

8.1. Intangible assets

The following table sets forth the Bank's intangible assets as of December 31, 2017 and 2016, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2017

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	17,741	503,094	324,495	845,330
Acquisitions	-	70,681	-	70,681
Write off	-	(24,296)	-	(24,296)
Foreign currency translation adjustment	(99)	(1,798)	(1,807)	(3,704)
Balance at December 31, 2017	17,642	547,681	322,688	888,011

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	(2,533)	(204,296)	(74,559)	(281,388)
Write off	-	44,690	-	44,690
Amortization expense	(2,493)	(50,673)	(63,586)	(116,752)
Foreign currency translation adjustment	(14)	1,008	(90)	904
Balance at December 31, 2017	(5,040)	(209,271)	(138,235)	(352,546)

Intangible assets at December 31, 2017, net	12,602	338,410	184,453	535,465

As of December 31, 2016

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2016	18,620	1,032,334	340,582	1,391,536
Acquisitions	-	122,729	-	122,729
Write off (1)	-	(636,826)	-	(636,826)
Foreign currency translation adjustment	(879)	(15,143)	(16,087)	(32,109)
Balance at December 31, 2016	17,741	503,094	324,495	845,330

1.
In 2016, the Parent Company noticed that some licenses, software and computer applications amounting to COP 549,191 were recognized on the balance sheet even though their useful life were completely amortized and the Bank did not use them for several years. This amount has been written off.

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2016	-	(783,950)	-	(783,950)
Write off	-	641,989	-	641,989
Amortization expense	(2,578)	(71,540)	(75,658)	(149,776)
Foreign currency translation adjustment	45	9,205	1,099	10,349
Balance at December 31, 2016	(2,533)	(204,296)	(74,559)	(281,388)

Intangible assets at December 31, 2016, net	15,208	298,798	249,936	563,942

As of December 31, 2017 and 2016, the Bank does not have intangible assets with restricted ownership, intangible assets pledged as collateral or contractual agreements for the acquisition of this class of assets.

Research and development costs related to software development

During the period ending at December 31, 2017, 2016 and 2015, the Bank incurred in costs that are directly related to software development amounted to COP 422, COP 16,715 and COP 8,344. These costs were incurred during the analysis and design of particular solutions in connection with the updating and replacement of the mortgage core factoring and the implementation of SQL Reporting Services. The expenses were recorded mainly as fees paid in the line ‘Other administrative and general expenses’ of the consolidated statement of income.

Intangibles which did not meet the criteria to be recognized as assets

As of December 31, 2017, 2016 and 2015, the Bank has recognized in the statement of income the amount of COP 23,180, COP 16,217 and 3,583, related to expenditures which were not recognized as intangible assets. These expenses were not recorded as assets due to the lack of characterists to be reliably identifiable, and those assets do not support critical processes to be recognized as intangible assets.

8.2 Goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2017	December 31, 2016
In millions of COP
Balance at beginning of the year, net	6,130,095	6,484,669
Effect of change in foreign exchange rate	(34,136)	(354,574)
Balance at end of the year, net	6,095,959	6,130,095

The Bank tests goodwill recognized as a result of business combinations for impairment at least annually using a process that begins with an estimation of the recoverable amount of a group of cash-generation units equal to the operating segment. Recoverable amount is determined by management by reference to market value, if available, by pricing models, or with the assistance of a valuation specialist. Determination of recoverable amount requires management to make assumptions and use estimates to forecast cash flow for periods that are beyond the normal requirements of management reporting; the assessment of the appropriate discount rate; estimation of the recoverable amount of cash-generation units; and the valuation of the separable assets of each business whose goodwill is being reviewed. The key assumptions used by management in determining the recoverable amount are:

Operating segment	Goodwill 2017	Valuation Methodology	Key Assumptions	Discount Rate (real)	Growth rate (real)
Banking El Salvador	COP 842,126	Discounted cash flow	5 years plan	12.30%	3.40%
Banking Panama	COP 4,557,380	Discounted cash flow	5 years plan	8.90%	6.70%
Banking Guatemala	COP 696,453	Discounted cash flow	5 years plan	11.30%	5.30%

In 2017 and 2016, the Bank tested the aforementioned goodwill for impairment purposes at operating segment levels: Banking Panama, Banking El Salvador and Banking Guatemala. Each operating segment represent a group of cash generating units. Evaluating the goodwill impairment at an operating segment level ensure the alignment with the approach used by the CODM to make decisions about resources to be allocated to the segments and assess its performance.

Sensitivity analysis:

In order to assess the impact of changes in certain significant inputs as the discount rate and the growth rate in the operating segments’ recoverable amount, the Bank made a sensitivity analysis of these inputs through the definition of alternative scenarios with their future evolution. The tables below present the estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis:

As of December 31, 2017

Banking Panama

Growth rate	Discount rate
	9.15%	8.90%	8.65%
6.70%	COP 9,750,408	COP 10,939,812	COP 12,435,319

Discount rate	Growth rate
	6.45%	6.70%	6.95%
8.90%	COP 10,161,356	COP 10,939,812	COP 11,917,875

Banking El Salvador

Growth rate	Discount rate
	12.55%	12.30%	12,05%
3.40%	COP 2,520,931	COP 2,588,656	COP 2,660,269

Discount rate	Growth rate
	3.15%	3.40%	3.65%
12.30%	COP 2,564,330	COP 2,588,656	COP 2,614,375

Banking Guatemala

Growth rate	Discount rate
	11.55%	11.30%	11.05%
5.30%	COP 2,239,238	COP 2,339,936	COP 2,449,482

Discount rate	Growth rate
	5.05%	5.30%	5.55%
11.30%	COP 2,295,042	COP 2,339,936	COP 2,388,737

As of December 31, 2016

Banking Panama

Growth rate	Discount rate
	9.75%	9.50%	9.25%
6.60%	COP 8,690,384	COP 9,444,020	COP 10,339,834

Discount rate	Growth rate
	6.35%	6.60%	6.85%
9.50%	COP 8,950,634	COP 9,444,020	COP 10,030,497

Banking El Salvador

Growth rate	Discount rate
	12.45%	12.20%	11.95%
3.40%	COP 2,736,320	COP 2,803,464	COP 2,874,488

Discount rate	Growth rate
	3.15%	3.40%	3.65%
12.20%	COP 2,774,994	COP 2,803,464	COP 2,833,601

Banking Guatemala

Growth rate	Discount rate
	11.85%	11.60%	11.35%
5.30%	COP 2,096,380	COP 2,187,604	COP 2,286,466

Discount rate	Growth rate
	5.05%	5.30%	5.55%
11.60%	COP 2,150,867	COP 2,187,604	COP 2,227,376

The Bank considers goodwill as an asset with indefinite useful life.

8.3 Agromercantil Group Holding (GAH) acquisition

On December 18, 2012, Bancolombia Panama S.A. (a subsidiary of Bancolombia S.A.) and BAM Financial Corporation (BFC), entered into a stock purchase agreement, pursuant to which Bancolombia Panama agreed to purchase from BFC a 40% stake in the capital stock of the Panamanian company Grupo Agromercantil Holding (GAH).

On October 1, 2013, after obtaining the required regulatory authorizations Bancolombia Panama acquired 40% of the common stock of GAH. The consideration paid by Bancolombia was USD 217,000 in cash. Likewise, the agreement set forth a series of call options held by Bancolombia Panama and put options held by BFC, with which after 5 years since that date Bancolombia Panama had the right to buy and BFC the obligation to sell, the number of voting shares required to hold 51% of the total share capital of GAH, on the other hand, during 5 years since the effective date, BFC had the right to sell and Bancolombia Panama the obligation to buy, any number of voting shares; however, the option never could be for a number of shares that would result in a 50%/50% of ownership over GAH as of October 2013.

In September 2015, the Share Purchase Agreement aforementioned was modified, BFC agreed to sell 40,540,000 common shares of Grupo Agromercantil (equivalent to 20% of the subscribed and paid capital) to Bancolombia Panama. The consideration paid in cash by Bancolombia Panama was USD 151,500.

The acquisition achieved in stages of GAH and its subsidiaries was accounted for under the acquisition method in accordance with IFRS 3. Accordingly, the Bank remeasured its previously held equity interest in GAH at its acquisition-date fair value and recognized the resulting gain or loss considering any other comprehensive income previously recorded related to currency translation adjustment and equity method adjustment. The purchase price was allocated to the acquired assets and liabilities based on their estimated fair values at the acquisition date. All acquired loans were also recorded at fair value. Goodwill of USD 233,396 (COP 735,073) was calculated as the purchase premium after adjusting for the fair value of net assets acquired, and the related deferred tax amounts of USD 28,954 (COP 91,191).